                        SUPPLEMENT DATED MAY 1, 2016 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 8, 2016, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

19778 SUPPF 05/01/16

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 8, 2016

                                                              Portfolios                                  Model A Model B Model C
----------------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Growth Opportunities Portfolio -- Service Class 2                 2%      3%      5%
                              ----------------------------------------------------------------------------------------------------
                              Janus Aspen Forty Portfolio -- Service Shares                                  1%      2%      3%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Fidelity VIP Equity-Income Portfolio -- Service Class 2                        1%      3%      5%
----------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                        3%      8%     12%
                              ----------------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                              2%      4%      6%
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                              1%      2%      4%
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                 1%      3%      4%
----------------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                   2%      3%      4%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Columbia Variable Portfolio -- Select International Equity Fund -- Class 2
                              (formerly, Columbia Variable Portfolio -- International Opportunities
                              Fund -- Class 2)                                                               2%      3%      4%
                              ----------------------------------------------------------------------------------------------------
                              Invesco V.I. International Growth Fund -- Series II shares                     2%      3%      5%
----------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                    1%      3%      5%
----------------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares               0%      1%      1%
----------------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real Estate Securities Fund -- Class 1 Shares             2%      2%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                        20%     40%     60%
----------------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2               28%     18%     12%
                              ----------------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares               29%     20%     15%
----------------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares               10%      9%      5%
----------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                      2%      2%      1%
----------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  7%      7%      5%
----------------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                       4%      4%      2%
----------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                    80%     60%     40%
----------------------------------------------------------------------------------------------------------------------------------

                                Portfolios                                  Model D Model E
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio -- Service Class 2                 6%      7%
-------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                  3%      2%
-------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                        8%     10%
-------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                       18%     25%
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                             10%     17%
-------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                              5%      6%
-------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                 5%      5%
-------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                   5%      6%
-------------------------------------------------------------------------------------------
Columbia Variable Portfolio -- Select International Equity Fund -- Class 2
(formerly, Columbia Variable Portfolio -- International Opportunities
Fund -- Class 2)                                                               5%      6%
-------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                     6%      7%
-------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                    6%      6%
-------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares               1%      1%
-------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares             2%      2%
-------------------------------------------------------------------------------------------

                                                                              80%    100%
-------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                6%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                7%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                0%      0%
-------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                      1%      0%
-------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                  5%      0%
-------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                       1%      0%
-------------------------------------------------------------------------------------------

                                                                              20%      0%
-------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

             Effective after the close of business on July 8, 2016

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          1%      2%
                              ----------------------------------------------------------------------------------------------
                              Janus Aspen Forty Portfolio -- Service Shares                                    1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                              2%      3%
                              ----------------------------------------------------------------------------------------------
                              Invesco V.I. Comstock Fund -- Series II shares                                   2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
                              ----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       0%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      2%      4%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 28%     21%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 28%     21%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         3%      2%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                    3%      3%      4%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              5%      7%      8%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                   6%      8%     10%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                 9%     12%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     13%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                   3%      5%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       2%      4%      4%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      7%      9%     11%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 2%      2%      3%
-----------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares               2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      1%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      1%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      1%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      1%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

                                      3